Settlement Expenses - Additional Information (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 24, 2020	Jul. 31, 2019 CNY (¥) item	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Contingencies
Contingent liabilities			¥ 476,100		$ 65,200	¥ 482,802	¥ 530,400	$ 81,300
Number of investors accepted the settlement			7	7
Reversal of settlement expense			¥ 12,454	$ 1,706
Camsing Incident
Contingencies
Number of investors affected		818	818	818
Amount of investment repayment default | ¥		¥ 3,400,000
Number of investors accepted the settlement			602	602
Percentage of investors accepted the settlement plan			73.60%	73.60%
Investors certain Portion of amount in outstanding investments | ¥			¥ 2,600,000
Percentage of outstanding fund agreed for settlement			76.40%	76.40%
Investor's outstanding investments | ¥			¥ 3,400,000
Legal Proceedings Against Shanghai Gopher and its Affiliates
Contingencies
Number of investors affected			103	103
Investor's outstanding investments | $					$ 341,800
Class A ordinary shares
Contingencies
Number of shares authorized to issue annually, share based settlement plan, percent	1.60%
Shares authorized to issue annually, share based settlement plan, period	10 years